Document and Entity Information	Apr. 17, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 17, 2025
Entity Registrant Name	Lionsgate Studios Corp.
Entity Incorporation State Country Code	A1
Entity File Number	1-141203
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	250 Howe Street
Entity Address Address Line 2	20th Floor
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value per share
Trading Symbol	LION
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0002006191
Amendment Flag	false
Other Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	2700 Colorado Avenue
Entity Address City Or Town	Santa Monica
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90404